Employee benefit plans - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Actual return on plan assets		$ 0	$ 546
SERP
Disclosure of defined benefit plans [line items]
Proceeds from refund of retirement plan assets	$ 5,793
Percentage of money market securities			80.00%
Percentage held by Canada Revenue Agency			20.00%